UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30, 2008
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  77
                                                 --------------------

Form 13F Information Table Value Total:                $153,078
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3137    45085 SH       SOLE                    45085
Abbott Labs                    COM              002824100      795    15000 SH       SOLE                    15000
Adobe Systems                  COM              00724f101      591    15000 SH       SOLE                    15000
Affiliated Computer            COM              008190100     1070    20000 SH       SOLE                    20000
Amdocs Ltd                     COM              G02602103     3402   115650 SH       SOLE                   115650
American Intl. Group           COM              026874107     3115   117707 SH       SOLE                   117707
Anadarko Petroleum             COM              032511107     3937    52600 SH       SOLE                    52600
BP p.l.c                       COM              055622104     3614    51953 SH       SOLE                    51953
C.H. Robinson Worldwide        COM              12541w209      548    10000 SH       SOLE                    10000
CIT Group Inc                  COM              125581108     1221   179350 SH       SOLE                   179350
Cadence Design                 COM              127387108     1501   148600 SH       SOLE                   148600
Cardinal Health                COM              14149y108     5546   107525 SH       SOLE                   107525
ChevronTexaco Corp             COM              166764100      684     6900 SH       SOLE                     6900
Chicago Mecantile Exchange     COM              167760107      383     1000 SH       SOLE                     1000
Cintas Corporation             COM              172908105      265    10000 SH       SOLE                    10000
Cisco Systems Inc              COM              17275r102     3834   164825 SH       SOLE                   164825
Cognizant Tech                 COM              192446102      488    15000 SH       SOLE                    15000
Columbia Sportswear            COM              189516106      801    21800 SH       SOLE                    21800
ConAgra                        COM              205887102     1735    90000 SH       SOLE                    90000
Dover Corp.                    COM              260003108     2608    53925 SH       SOLE                    53925
ENSCO Intl                     COM              26874Q100     4160    51520 SH       SOLE                    51520
F5 Networks Inc                COM              315616102      710    25000 SH       SOLE                    25000
Gannett                        COM              364730101      217    10000 SH       SOLE                    10000
General Dynamics               COM              369550108     3263    38750 SH       SOLE                    38750
General Electric               COM              369604103     1150    43105 SH       SOLE                    43105
Halliburton Co                 COM              406216101     4864    91650 SH       SOLE                    91650
Harman Intl Industries         COM              413086109      414    10000 SH       SOLE                    10000
Hewlett - Packard              COM              428236103     3170    71700 SH       SOLE                    71700
ITT Educational                COM              45068B109     1570    19000 SH       SOLE                    19000
Int'l Business Mach.           COM              459200101     5185    43745 SH       SOLE                    43745
J.P. Morgan Chase              COM              46625H100     2259    65829 SH       SOLE                    65829
Johnson & Johnson              COM              478160104     3932    61115 SH       SOLE                    61115
L-3 Communications             COM              502424104     3444    37900 SH       SOLE                    37900
Legg Mason, Inc.               COM              524901105     2799    64250 SH       SOLE                    64250
Lehman Brothers                COM              524908100      631    31850 SH       SOLE                    31850
Lowe's Companies               COM              548661107     2980   143620 SH       SOLE                   143620
MEMC Electronic Materials      COM              552715104     3803    61800 SH       SOLE                    61800
Marathon Oil                   COM              565849106     4637    89400 SH       SOLE                    89400
Microsoft                      COM              594918104     5146   187050 SH       SOLE                   187050
Office Depot                   COM              676220106      219    20000 SH       SOLE                    20000
Pepsico Inc.                   COM              713448108     3835    60305 SH       SOLE                    60305
Procter & Gamble               COM              742718109     2548    41900 SH       SOLE                    41900
Qualcomm Inc                   COM              747525103      311     7000 SH       SOLE                     7000
Rockwell Collins Inc           COM              774341101      595    12400 SH       SOLE                    12400
Royal Dutch Shell              COM              780257804      270     3310 SH       SOLE                     3310
Safeway Inc.                   COM              786514208      856    30000 SH       SOLE                    30000
Seagate Technology             COM              G7945J104      670    35000 SH       SOLE                    35000
Southwest Airlines             COM              844741108      887    68000 SH       SOLE                    68000
Staples Inc.                   COM              855030102     2797   117750 SH       SOLE                   117750
Supervalu                      COM              868536103     2598    84100 SH       SOLE                    84100
Symantec                       COM              871503108      544    28100 SH       SOLE                    28100
Sysco Corp                     COM              871829107     3607   131100 SH       SOLE                   131100
TJX Companies Inc              COM              872540109      315    10000 SH       SOLE                    10000
Tesoro Corp                    COM              881609101      395    20000 SH       SOLE                    20000
Texas Instruments              COM              882508104     2586    91850 SH       SOLE                    91850
Tidewater Inc                  COM              886423102      507     7800 SH       SOLE                     7800
United Health Group            COM              91324P102     3151   120025 SH       SOLE                   120025
United Parcel Service          COM              911312106     3705    60280 SH       SOLE                    60280
Varian Medical                 COM              92220P105     3610    69625 SH       SOLE                    69625
Wal-Mart Stores                COM              931142103     1304    23200 SH       SOLE                    23200
Waste Management               COM              94106L109     4638   123000 SH       SOLE                   123000
Wells Fargo                    COM              949746101      214     9000 SH       SOLE                     9000
Werner Industries              COM              950755108      279    15000 SH       SOLE                    15000
Zimmer Holdings                COM              98956P102     5999    88150 SH       SOLE                    88150
Hospitality Pptys              COM              44106m102      245    10000 SH       SOLE                    10000
Bank of NY 6.875%              PRD              09656g201     1906    82150 SH       SOLE                    82150
Bear Stearns III 7.80%         PRD              07384t206      774    33500 SH       SOLE                    33500
CIT Group  6.35%               PRD              125581207      455    35900 SH       SOLE                    35900
Cap Crossing 8.50%             PRD              14007r401      450    26500 SH       SOLE                    26500
FPC Capital I 7.10%            PRD              302552203      606    25800 SH       SOLE                    25800
Harris Pref 7.375%             PRD              414567206     1293    64000 SH       SOLE                    64000
Highwoods Prop 8.0%            PRD              431284306      840    35438 SH       SOLE                    35438
Key IX 6.75%                   PRD              49327Q204     1858   132723 SH       SOLE                   132723
Key VIII 7%                    PRD              49327C205      785    54300 SH       SOLE                    54300
MBNA Corp.  8.10%              PRD              55270b201      244    10800 SH       SOLE                    10800
Repsol 7.45%                   PRD              G7513k103     1921    77950 SH       SOLE                    77950
Ryl Bk Scotland 7.25%          PRD              780097879     1653    82050 SH       SOLE                    82050